Intangible assets, airport concessions and goodwill - Net: (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, airport concessions and goodwill - Net:
Schedule of movements of intangible assets of airport concessions

			Foreign currency
	1/1/2023		translation		Additions (*)		Transfers		12/31/2023
Concessions (Regulated Activity)	Ps.	56,442,841	Ps.	(1,830,087)	Ps.	74,853	Ps.	3,816,487	Ps.	58,504,094
Contracts assets		3,993,438		(55,292)		1,302,633		(3,816,487)		1,424,292
Contractor advance		378,097		41		(163,893)		—		214,245
Licences and ODC		419,439		—		53,325		—		472,764
Commercial Right’s (Unregulated Activity)		6,347,709		(832,139)		—		—		5,515,570
Goodwill		2,469,378		(320,193)		—		—		2,149,185
Accumulated amortization		(17,392,821)		431,204		(2,008,470)		—		(18,970,087)
	Ps.	52,658,081	Ps.	(2,606,466)	Ps.	(741,552)	Ps.	—	Ps.	49,310,063

			Foreign currency
	1/1/2024		translation		Additions (*)		Transfers		12/31/2024
Concessions (Regulated Activity)	Ps.	58,504,094	Ps.	3,784,683	Ps.	245,120	Ps.	1,849,882	Ps.	64,383,779
Contracts assets		1,424,292		127,992		2,848,300		(1,849,882)		2,550,702
Contractor advance		214,245		20		1,191,928		—		1,406,193
Licences and ODC		472,764		—		87,897		—		560,661
Commercial Right’s (Unregulated Activity)		5,515,570		1,260,707		—		—		6,776,277
Goodwill		2,149,185		474,478		—		—		2,623,663
Accumulated amortization		(18,970,087)		(1,194,291)		(2,250,734)		—		(22,415,112)
	Ps.	49,310,063	Ps.	4,453,589	Ps.	2,122,511	Ps.	—	Ps.	55,886,163
(*)

Within the most significant additions in 2023 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the most significant works are the expansion of Terminal D and expansion of areas for migration of Terminal D.

(*)

Within the most significant additions in 2024 are: a) the expansion works of terminal building 1 at Cancun Airport with an amount of Ps.913,765; b) expansion of terminal building 4 at Cancun Airport for Ps.350,430; c) expansion of Villahermosa Airport for Ps.70,547; d) in Aerostar, the most significant works are those that continue to be carried out for the expansion of terminal “D” for Ps.218,057; and e) expansion in the rest of the Group’s airports for Ps.297,083, which have been completed and transferred to the concessions line (regulated). The remainder of the additions corresponds to works that are in the process of being finalized related to the expansion of terminal 1 at Cancun Airport, for an amount of Ps.510,418, and terminal “D” in Puerto Rico, for an amount of Ps.280,213.

Schedule of allocation of goodwill for each operating segment

	December 31,
	2023		2024
Aerostar	Ps.	808,288	Ps.	993,040
Airplan		1,340,897		1,630,623
	Ps.	2,149,185	Ps.	2,623,663

Schedule of CGU with a significant amount of goodwill

	2023		2024
	Airplan	Aerostar	Airplan	Aerostar
Discount rate	13.09%	10.40%	15.21%	11.60%
Average growth rate for operating costs and expenses	4.73%	4.67%	3.94%	4.56%
Growth rate of departing passengers for each CGU	1.76%	2.40%	2.22%	2.94%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3	3